5. Stockholders' Equity (June 2018 Note) (Details Narrative) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
HereLab [Member]
Stock to be issued for acquisition, shares	1,650,000
OXYS Shareholders [Member]
Shares issued pro rata to OXYS shareholders		34,687,244
Principal Shareholders [Member]
Shares issued pro rata to OXYS shareholders		1,500,000
Aggregate Stock Incentive Plan [Member]
Shares authorized under the plan	7,000,000
2017 Stock Incentive Plan [Member]
Shares authorized under the plan	4,500,000	4,500,000